As filed with the Securities and Exchange Commission on January 30, 2015

Securities Act File No. 333-197975

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

Copies to:

Benjamin Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street NW

Washington, DC 20006

EXPLANATORY NOTE

The Proxy Statement/Prospectus and Statement of Additional Information, each in the form filed on September 8, 2014 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-197975), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12 to this Registration Statement, the Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

PART C

OTHER INFORMATION

Item 15. Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states requires that, subject to certain exceptions and limitation expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the that extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements. With respect to Permal Alternative Select Fund, the manager and subadvisers have agreed to cross-indemnification for certain acts or omissions except for gross negligence and other exceptions.

Item 16. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on October 21, 1991 (File Nos. 33-43446 and
811-06444).

(1)	(a)	The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

	(b)	The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 213 as filed with the SEC on August 22, 2011 (“Post-Effective Amendment No. 213”).

	(c)	Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

	(d)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

	(e)	Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

	(f)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

	(g)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

	(h)	Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

	(i)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

	(j)	Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

	(k)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(l)	Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(m)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(n)	Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(o)	Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(p)	Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(q)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

(r)	Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

(s)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

(t)	Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(u)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on March 15, 2010 (“Post-Effective Amendment No. 162”).

(v)	Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(w)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171 as filed with the SEC on June 4, 2010 (“Post-Effective Amendment No. 171”).

(x)	Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171.

(y)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172 as filed with the SEC on June 16, 2010 (“Post-Effective Amendment No. 172”).

(z)	Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172.

(aa)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173 as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 173”).

(bb)	Amended and Restated Designation of Classes effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173.

(cc)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust is incorporated herein by reference to Post-Effective Amendment No. 179 as filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 179”).

(dd)	Amended and Restated Designation of Classes effective as of November 4, 2010 is incorporated herein by reference to Exhibit 1(bb) to the Registration Statement on Form N-14 of Legg Mason Partners Equity Trust as filed with the SEC on November 19, 2010.

(ee)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218 as filed with the SEC on January 25, 2012 (“Post-Effective Amendment No. 218”).

(ff)	Amended and Restated Designation of Classes effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218.

	(gg)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230 as filed with the SEC on April 13, 2012 (“Post-Effective Amendment No. 230”).

	(hh)	Amended and Restated Designation of Classes effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230.

	(ii)	Amended and Restated Designation of Classes effective as of August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 243 as filed with the SEC on August 23, 2012.

	(jj)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246 as filed with the SEC on September 12, 2012 (“Post-Effective Amendment No. 246”).

	(kk)	Amended and Restated Designation of Classes effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246.

	(ll)	Amended and Restated Designation of Series effective as of October 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249 as filed with the SEC on November 30, 2012 (“Post-Effective Amendment No. 249”).

	(mm)	Amended and Restated Designation of Series dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

	(nn)	Amended and Restated Designation of Classes dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

	(oo)	Amended and Restated Designation of Classes dated January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 255 as filed with the SEC on December 12, 2012.

	(pp)	Amended and Restated Designation of Series dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269 as filed with the SEC on May 10, 2013 (“Post-Effective Amendment No. 269”).

	(qq)	Amended and Restated Designation of Classes dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

	(rr)	Amended and Restated Designation of Series dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

	(ss)	Amended and Restated Designation of Classes dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

	(tt)	Amended and Restated Designation of Series dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282 as filed with the SEC on August 1, 2013 (“Post-Effective Amendment No. 282”).

	(uu)	Amended and Restated Designation of Classes dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282.

	(vv)	Amended and Restated Designation of Classes dated August 15, 2013 is incorporated herein by reference to Post-Effective Amendment No. 285 as filed with the SEC on August 15, 2013.

	(ww)	Amended and Restated Designation of Series dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288 as filed with the SEC on October 11, 2013 (“Post-Effective Amendment No. 288”).

	(xx)	Amended and Restated Designation of Classes dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

	(yy)	Amended and Restated Designation of Series dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

	(zz)	Amended and Restated Designation of Classes dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

	(aaa)	Amended and Restated Designation of Series dated May 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 315 as filed with the SEC on December 15, 2014 (“Post-Effective Amendment No. 315”).

	(bbb)	Amended and Restated Designation of Classes dated May 1, 2014 is incorporated herein by reference to Post Effective Amendment No. 315.

(2)	(a)	The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

	(b)	The Registrant’s By-Laws dated October 4, 2006 as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 213.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Proxy Statement/Prospectus filed on September 8, 2014 pursuant to Rule 497 (File No. 333-197975).

(5)		Instruments defining rights of security holders with respect to Legg Mason Partners Equity Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (1) and (2) of Item 16 of Part C herein.

(6)	(a)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Equity Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

	(b)	Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Growth Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

	(c)	Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

	(d)	Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

	(e)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215 as filed with the SEC on December 16, 2011 (“Post-Effective Amendment No. 215”).

	(f)	Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

	(g)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272 as filed with the SEC on May 21, 2013 (“Post-Effective Amendment No. 272”).

	(h)	Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(7)	(a)	Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128, as filed with the SEC on December 15, 2008.

	(b)	Form of Distribution Agreement with LMIS dated August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 218.

	(c)	Appendix A, amended and restated as of November 6, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 292 as filed with the SEC on January 10, 2014 (“Post-Effective Amendment No. 292”).

(8)	(a)	Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

	(b)	Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

	(c)	Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

	(d)	Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

	(e)	Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(9)	(a)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

	(b)	Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

	(c)	Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street, effective as of November 30, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(d)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 259 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 259”).

(e)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 282.

(f)	Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 292.

(10) (a)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(b)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(c)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(d)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 119”).

(e)	Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(f)	Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(g)	Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(h)	Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(i)	Amended Shareholder Services and Distribution Plan dated as of August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 177 as filed with the SEC on August 31, 2010 (“Post-Effective Amendment No. 177”).

(j)	Appendix A, amended and restated as of May 2, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 280 as filed with the SEC on July 23, 2013 (“Post-Effective Amendment No. 280”).

(k)	Appendix A, amended and restated as of August 1, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 282.

(l)	Appendix A, amended and restated as of November 6, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 292.

(m)	Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(11)	Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

(12)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

(13)	Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Large Cap Growth Fund are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

(15)	Not applicable.

(16)	Powers of Attorney are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

(17)	(a)	Form of Proxy Card is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

	(b)	Audited Financial Statements of the Annual Report of ClearBridge Large Cap Growth Fund for the year ended November 30, 2013 are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

	(c)	Audited Financial Statements of the Annual Report of ClearBridge Equity Fund for the year ended October 31, 2013 are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

	(d)	Unaudited Financial Statements of the Semiannual Report of ClearBridge Large Cap Growth Fund for the period ended May 31, 2014 are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014..

	(e)	Unaudited Financial Statements of the Semiannual Report of ClearBridge Equity Fund for the period ended April 30, 2013 are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

	(f)	Transfer Agency and Services Agreement, dated January 1, 2006, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) is incorporated herein by reference to Post-Effective Amendment No. 56.

	(g)	Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the SEC on July 29, 2009.

	(h)	Form of Letter Agreement amending the Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 238.

	(i)	Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. (“BFDS”) is incorporated herein by reference to Post-Effective Amendment No. 141.

	(j)	Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 238.

	(k)	Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

	(l)	Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 259.

	(m)	Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 282.

	(n)	Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 292.

	(o)	Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

	(p)	License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

	(q)	Letter Agreement amending the Transfer Agency and Services Agreement with BNY, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

	(r)	Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA) is incorporated herein by reference to Post-Effective Amendment No. 215.

	(s)	Code of Ethics of ClearBridge Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 148 as filed with the SEC on August 26, 2009.

	(t)	Code of Ethics of Western Asset Management Company is incorporated herein by reference to Post-Effective Amendment No. 298.

	(u)	Statement of Additional Information of ClearBridge Large Cap Growth Fund dated March 31, 2014 is incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

(v)	Prospectus and Statement of Additional Information of ClearBridge Equity Fund dated March 1, 2014 are incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-197975) filed on August 8, 2014.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, the final opinion of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant, LEGG MASON PARTNERS EQUITY TRUST, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on this 30th day of January, 2015.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of ClearBridge Large Cap Growth Fund

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on January 30, 2015.

SIGNATURE	TITLE

/s/ KENNETH D. FULLER	President, Chief Executive Officer and Trustee
Kenneth D. Fuller

/s/ RICHARD F. SENNETT	Principal Chief Financial Officer
Richard F. Sennett

PAUL R. ADES*	Trustee
Paul R. Ades

ANDREW L. BREECH*	Trustee
Andrew L. Breech

DWIGHT B. CRANE*	Trustee
Dwight B. Crane

ALTHEA L. DUERSTEN*	Trustee
Althea L. Duersten

FRANK G. HUBBARD*	Trustee
Frank G. Hubbard

HOWARD J. JOHNSON*	Trustee
Howard J. Johnson

JEROME H. MILLER*	Trustee
Jerome H. Miller

KEN MILLER*	Trustee
Ken Miller

JOHN J. MURPHY*	Trustee
John J. Murphy

THOMAS F. SCHLAFLY*	Trustee
Thomas F. Schlafly

*BY:	/s/ Kenneth D. Fuller Kenneth D. Fuller, as Agent

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
(12)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.